Property, Furniture and Equipment - Summary of the consolidated statement of profit or loss and other comprehensive income (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	S/ 115,237	S/ 132,442	S/ 85,310
Cost of sales and services [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	95,193	113,360	73,583
Administrative Expense [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	S/ 20,044	S/ 19,082	S/ 11,727